Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value of Financial Instruments
Fair Value of Financial Instruments

10. Fair Value of Financial Instruments

Fair value of financial instruments

The Company’s financial instruments include cash equivalents, accounts receivable-trade, accounts receivable-other, investments, long-term accounts receivable-other, lease and guarantee deposits, current portion of long-term borrowings, accounts payable, accrued expenses, long‑term borrowings, accrued income taxes, deposit received and operating lease liability. The carrying values of the Company’s financial instruments excluding long-term accounts receivable-other and long‑term borrowings approximate their fair value due to the short‑term nature of those instruments. Long-term accounts receivable-other approximates fair value as it is calculated based on the discounted future cash flows.

Borrowings

The Company’s borrowings instruments are classified as Level 2 instruments and valued based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar borrowings instruments of comparable maturity. The value of current portion of borrowings approximate fair value due to the short-term nature of these liabilities, and the carrying value of the Company’s long-term borrowings approximate fair value at each balance sheet date because the stated rate of interest of the debt approximates the market interest rate at which the Company can borrow similar debt.

Assumptions used in fair value estimates

Fair value estimates are made at a specific point in time, based on relevant market information available and details of the financial instruments. These estimates are practically conducted by the Company which involve uncertainties and matters of significant judgment; therefore, these cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

14.  Fair Value of Financial Instruments

Fair value of financial instruments

The estimated fair values of the Company’s financial instruments at December 31, 2023, 2022 and 2021 are set forth below:

The following summary excludes cash and cash equivalents, time deposits, accounts receivable-trade, accounts receivable-other, investments, long-term accounts receivable-other, lease and guarantee deposits, current portion of borrowings, accounts payable-trade, accrued expenses, deposit received and operating lease liability for which fair values approximate their carrying amounts. Long-term accounts receivable-other approximates fair value as it is calculated based on the discounted future cash flows. The summary also excludes investments which are disclosed in Note 5.

Borrowings

The Company’s borrowings instruments are classified as Level 2 instruments and valued based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar borrowings instruments of comparable maturity. The value of current portion of borrowings approximate fair value due to the short-term nature of these liabilities, and the carrying value of the Company’s long-term borrowings approximate fair value at each balance sheet date because the stated rate of interest of the debt approximates the market interest rate at which the Company can borrow similar debt.

Assumptions used in fair value estimates

Fair value estimates are made at a specific point in time, based on relevant market information available and details of the financial instruments. These estimates are practically conducted by the Company which involve uncertainties and matters of significant judgment; therefore, these cannot be determined with precision. Changes in assumptions could significantly affect the estimates.